Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Mar. 01, 2014	Jun. 30, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	Brixmor Property Group Inc.
Entity Central Index Key	0001581068
Document Type	8-K
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		229,689,960
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Public Float			$ 0